11. STOCK OPTION PLANS (Details - Option activity) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options Outstanding
Options Outstanding	347,000	367,000	477,000
Options granted	430,000	0	0
Options cancelled	(40,000)	(20,000)	(110,000)
Options exercised	0	0	0
Options Outstanding	737,000	347,000	367,000
Options exercisable	677,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 1.20	$ 3.00	$ 2.90
Option granted	.50
Option cancelled		2.90	2.50
Options exercised
Weighted Average Exercise Price Outstanding, ending	0.85	$ 1.20	$ 3.00
Weighted Average Exercise Price Exercisable	$ 0.88
Weighted Average Remaining Contractual Life (Years)
Options Outstanding	7 years 9 months	2 years 7 months 6 days
Options exercisable	7 years 10 months 28 days
Aggregate Intrinsic Value
Options Outstanding	$ 0	$ 0	$ 0
Options exercisable	$ 0	$ 0	$ 0